Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Share Capital	Treasury Equity	Retained Earnings / (Accumulated Deficit)	Exchange Reserve	Other Reserve	Total
Balance at Dec. 31, 2022	[1]		$ 6,803	$ (217)	$ 311,753	$ 318,339
Issuance of shares through Business Combination	[1]				18,096	18,096
Loss for the year			(56,656)			(56,656)
Other comprehensive loss				(26)		(26)
Share-based payments					45,488	45,488
Issuance of shares for exercise of share awards	[1]				412	412
Acquisition of treasury shares	[1]	(2,604)				(2,604)
Issuance of shares for cash, net of transaction costs	[1]				9,517	9,517
Balance at Dec. 31, 2023	[1]	(2,604)	(49,853)	(243)	385,266	332,566
Issuance of shares through Business Combination	[1]				77,251	77,251
Loss for the year			(599,151)			(599,151)
Cancellation of treasury shares		2,604			(2,604)
Issuance of share options as consideration for business combinations					2,600	2,600
Issuance of shares in connection with conversion of convertible notes	[1]				111,495	111,495
Purchase of zero-strike call option in connection with issuance of convertible senior notes		(160,000)				(160,000)
Other comprehensive loss				(218)		(218)
Share-based payments					33,968	33,968
Issuance of shares for exercise of share awards	[1]				5,170	5,170
Acquisition of treasury shares	[1]	(926)				(926)
Issuance of shares for cash, net of transaction costs	[1]				473,843	473,843
Balance at Dec. 31, 2024	[1]	(160,926)	(649,004)	(461)	1,086,989	276,598
Loss for the year			65,597			65,597
Cancellation of treasury shares		29,967			(29,967)
Purchase of zero-strike call option in connection with issuance of convertible senior notes		(129,607)				(129,607)
Other comprehensive loss				431		431
Share-based payments					38,493	38,493
Issuance of shares for exercise of share awards	[1]				3,517	3,517
Acquisition of treasury shares	[1]	(65,031)				(65,031)
Issuance of shares for cash, net of transaction costs	[1]				351,283	351,283
Issuance of shares for exercise of warrant	[1]				74,182	74,182
Issuance of shares in connection with settlement of convertible notes	[1]				252,385	252,385
Balance at Dec. 31, 2025	[1]	$ (325,597)	$ (583,407)	$ (30)	$ 1,776,882	$ 867,848

[1]	Amount less than US$1,000